Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, net
Plant and equipment, gross	$ 59,836	$ 59,943
Impairment	(14,998)	(1,554)
Less: accumulated depreciation	(15,429)	(13,476)
Plant and equipment, net	29,409	44,913
Leasehold land and buildings
Property, plant and equipment, net
Plant and equipment, gross	59,307	59,242
Leasehold improvements
Property, plant and equipment, net
Plant and equipment, gross	69	18
Machinery and equipment
Property, plant and equipment, net
Plant and equipment, gross	28	27
Vehicles and office equipment
Property, plant and equipment, net
Plant and equipment, gross	$ 432	$ 656